THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus AssuranceSM (B Share)

Supplement dated April 17, 2014 to the
Prospectus dated May 1, 2013, as supplemented

This Supplement discusses important information that you need to know regarding your individual variable annuity contract.  All other provisions of your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 12, 2014, certain riders under your contract will undergo name changes, as follows:

Old Name	New Name
Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)

4LATER® Advantage Protected Funds	4LATER® Advantage (Managed Risk)

i4LIFE® Advantage Guaranteed Income Benefit Protected Funds	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)

Please retain this Supplement for future reference.